Organization and Principal Activities (Details)								6 Months Ended
	Aug. 28, 2024 $ / shares shares	Aug. 26, 2024 $ / shares shares	May 24, 2024 CNY (¥)	Jul. 27, 2022 CNY (¥)	May 06, 2022	Mar. 01, 2022 $ / shares shares	Jan. 17, 2022	Mar. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Feb. 21, 2022
Organization and Principal Activities [Line Items]
Date of incorporated								Mar. 01, 2022
Ordinary share par value (in Dollars per share)									$ 0.0005
Common stock, share subscribed (in Shares) | shares						1
Cash (in Yuan Renminbi) | ¥			¥ 20,000,000
Hangzhou Hanshi Medical Equipment Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares										60.00%
Work Hangzhou [Member]
Organization and Principal Activities [Line Items]
Percentage of voting rights				51.00%
Shanghai Saitumofei [Member]
Organization and Principal Activities [Line Items]
Percentage of equity shares			13.33%
Percentage of voting rights			86.67%
Cash consideration (in Yuan Renminbi) | ¥				¥ 100,000
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)								$ 1
Ordinary Shares [Member] | LWY GROUP LTD [Member]
Organization and Principal Activities [Line Items]
Ordinary share par value (in Dollars per share)						$ 1
Hangzhou Shanyou One [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage							95.00%
Baiming Yu [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage						50.00%	3.35%
Liwei Zhang [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage						5.00%	1.65%
Permanent Residence Certificate Subsidiaries [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage						45.00%
Ordinary share par value (in Dollars per share)						$ 1
Permanent Residence Certificate Subsidiaries [Member] | Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage						45.00%
Hangzhou [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage					100.00%
Huangshan Fund [Member]
Organization and Principal Activities [Line Items]
Equity interest ownership percentage			44.2017%
IPO [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares		2,000,000
Price per share (in Dollars per share)		$ 4
Over-Allotment Option [Member]
Organization and Principal Activities [Line Items]
Number of shares issued (in Shares) | shares	91,942
Price per share (in Dollars per share)	$ 4